Average Contract Volume by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011 Contract
Long Position
Derivative [Line Items]
Derivatives number of contracts	5,676	[1]	4,359	[1]
Long Position | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	2,564	[1]	2,349	[1]
Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	3,112	[1]	2,010	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Derivatives number of contracts	93	[1]	75	[1]
Derivatives average value of positions	495,922	[1]	409,877	[1]
Long Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	45	[1]	39	[1]
Derivatives average value of positions	224,920	[1]	225,849	[1]
Long Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	48	[1]	36	[1]
Derivatives average value of positions	271,002	[1]	184,028	[1]
Long Position | Currency Swap
Derivative [Line Items]
Derivatives number of contracts	826		1,023
Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	376		544
Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	450		479
Long Position | Financial
Derivative [Line Items]
Derivatives number of contracts	2,395		1,726
Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	1,094		921
Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	1,301		805
Long Position | Food And Fiber
Derivative [Line Items]
Derivatives number of contracts	88		131
Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	41		70
Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	47		61
Long Position | Indices
Derivative [Line Items]
Derivatives number of contracts	1,087		659
Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	484		376
Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	603		283
Long Position | Metals
Derivative [Line Items]
Derivatives number of contracts	771		393
Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	336		212
Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	435		181
Long Position | Livestock
Derivative [Line Items]
Derivatives number of contracts	31		57
Long Position | Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	14		30
Long Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	17		27
Long Position | Energy
Derivative [Line Items]
Derivatives number of contracts	385		295
Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	174		157
Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	211		138
Short Position
Derivative [Line Items]
Derivatives number of contracts	3,131	[1]	1,929	[1]
Short Position | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	1,436	[1]	1,006	[1]
Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	1,695	[1]	923	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Derivatives number of contracts	85	[1]	73	[1]
Derivatives average value of positions	495,459	[1]	343,903	[1]
Short Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	41	[1]	38	[1]
Derivatives average value of positions	223,010	[1]	184,693	[1]
Short Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	44	[1]	35	[1]
Derivatives average value of positions	272,449	[1]	159,210	[1]
Short Position | Currency Swap
Derivative [Line Items]
Derivatives number of contracts	930		224
Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	430		113
Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	500		111
Short Position | Financial
Derivative [Line Items]
Derivatives number of contracts	552		510
Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	252		275
Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	300		235
Short Position | Food And Fiber
Derivative [Line Items]
Derivatives number of contracts	182		71
Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	82		35
Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	100		36
Short Position | Indices
Derivative [Line Items]
Derivatives number of contracts	664		471
Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	308		242
Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	356		229
Short Position | Metals
Derivative [Line Items]
Derivatives number of contracts	240		136
Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	109		74
Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	131		62
Short Position | Livestock
Derivative [Line Items]
Derivatives number of contracts	110		26
Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	50		13
Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	60		13
Short Position | Energy
Derivative [Line Items]
Derivatives number of contracts	368		418
Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	164		216
Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	204		202

[1]	Based on quarterly holdings